FINANCE COSTS	12 Months Ended
Dec. 31, 2019
FINANCE COSTS [abstract]
Disclosure of finance costs
8.	FINANCE COSTS

	2017	2018	2019
	(restated)	(restated)

Interest on bank loans	241	139	114
Interest on other loans	5,207	5,280	5,631
Interest on lease liabilities		-	348
Other borrowing costs	23	21	26

Total borrowing costs	5,471	5,440	6,119

Less: Amount capitalized in property, plant and equipment (note 14)	(2,495)	(2,838)	(3,048)

	2,976	2,602	3,071
Other finance costs:
Unwinding of discount on provision for dismantlement (note 29)	2,145	2,560	2,794

	5,121	5,162	5,865

During the year ended December 31, 2019, the effective interest rates used to determine the amount of related borrowing costs for capitalization varied from 0.7% to 7.875% (2018: from 0.95% to 7.875% , 2017: from 0.95% to 7.875%) per annum.